K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Tel.: (617) 261-3246
Fax.: (617) 261-3175

November 18, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Federated Enhanced Treasury Income Fund Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (333-144682; 811-22098)

Dear Mr. O’Connell:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Federated Enhanced Treasury Income Fund (the “Fund”) is Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 relating to Registrant’s initial issuance of common shares of beneficial interest, par value $.01 per share.

The Fund filed an initial registration statement on Form N-2 on July 19, 2007. Due to market conditions at that time the Fund determined not to proceed with the initial public offering of common shares and the Fund has remained dormant ever since. At this time the Fund would like to move forward with the initial public offering of its common shares and intends to circulate a red herring prospectus at the end of December 2009 and launch the Fund in January 2010.

We received comments from the SEC staff on the initial registration statement filing by way of letter dated August 20, 2007. Our responses to those comments are attached to this letter as Appendix A and related disclosure changes noted in the responses have been incorporated into PEA No. 1. We would appreciate hearing from the staff if they have any additional comments to PEA No. 1 as soon as possible.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/Clair E. Pagnano

Clair E. Pagnano

Securities and Exchange Commission

Appendix A

Responses to SEC staff comments received August 20, 2007, for your convenience of reference, we have restated each of your comments below followed by the Fund’s proposed response.

Prospectus

Investment Objectives and Strategies

Comment 1:     The prospectus states, “Under normal market conditions and after the initial investment period of up to approximately three months following completion of this offering, the Fund will invest at least 80% of its net assets in U.S. Treasury securities.” (Emphasis added.) Please change net to total in order to conform to similar disclosure in other sections of the prospectus.

Response 1:     In response to the Staff’s comment, in Pre-Effective Amendment No. 1, the disclosure was revised as follows in all places in which it appears:

Under normal market conditions and after the initial investment period of up to approximately three months following completion of this offering, the Fund will invest at least 80% of its total assets in U.S. Treasury securities.

Comment 2:     The prospectus states, “Within the constraints of its permitted duration range, the Fund will seek to add additional total return by allocating securities in the Core Portfolio across the yield curve in anticipation of changes in the yield curve.... The Fund will adjust overall portfolio duration by up to 5 years above or below the current duration level of the Treasury Index through the use of derivative instruments (such as interest rate swaps and futures on U.S. Treasury securities) in accordance with the Sub-Adviser’s assessment.” Please disclose the current duration level of the Treasury Index. In addition, please provide an example of duration. For example, a fund with a duration of 5 would likely drop 5% in value if interest rates rose one percentage point.

Response 2: In response to the Staff’s comment, in Pre-Effective Amendment No. 1, we have added the following new sentences to the summary and body sections of the prospectus where such disclosure appears:

As of [ ], 2009, the duration of the Treasury Index was 5 years. A change in the prevailing interest rate may negatively impact the value of a portfolio of fixed-income securities. For example, a 1.00% increase in the prevailing interest rate may cause a 5% drop in a portfolio of fixed-income securities with an average duration of 5 years. The Duration Strategy attempts to reduce this interest rate risk for the Fund.

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Investment Selection Strategies

Comment 3:     The prospectus states, “The Option Strategy is not designed for speculative purposes.” Please revise the disclosure to clarify the meaning of “speculative purposes.”

Response 3:     In response to the Staff’s comment, in Pre-Effective Amendment No. 1, the disclosure has been revised as follows in all places in which it appears:

It is intended that the Option Strategy is to be used to generate premium income for the Fund and is not designed to be speculative of price movements of securities and indices subject to written call options.

Distributions

Comment 4:      Page 11 states “Distributions in any year may include a substantial return of capital component.” Many investors may not fully understand a return of capital. Please clarify in the prospectus that:

•

Shareholders who periodically receive the payment of a dividend or other distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not.

•	Shareholders should not assume that the source of a distribution from the fund is net profit.

In addition, please inform us whether the Fund intends to report a distribution yield. If the Fund intends to report a distribution yield at any point prior to finalizing its tax figures, the Fund should disclose the estimated portion of the distribution yield that results from return of capital. In addition, reports containing distribution yields should be accompanied by the total return and/or SEC yield.

Response 4:     In response to the Staff’s comment, in Pre-Effective Amendment No. 1 the following sentence has been amended to add the underlined words:

A return of capital is a distribution to common shareholders that is not attributable to the Fund’s earnings or profits, but represents a return of part of the common shareholder’s investment.

Additionally, the following sentences have been added by the Fund after the sentence appearing above:

When you receive a distribution, unless specified otherwise, you should not assume that the source of such distribution is sourced from the net profits of the Fund. Such distribution

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may contain a substantial return of capital component. The written notice that accompanies a distribution will be calculated and based on financial accounting methods as well as being based on estimates made at the time of the distribution. Therefore, the characterization of such distributions will likely differ from the final year-end tax characterization of the distributions.

The Fund does not currently intend to report a distribution yield. If the Fund at some future time determines to report distribution yield and cannot state definitively the portion of the distribution that will be characterized as a return of capital, it will establish a process whereby it seeks to reasonably estimate the characteristics of the distribution and will disclose the estimated portion of the distribution yield that results in a return of capital. In such case, the Fund also will provide disclosure explaining that the yield reported excludes the portion of return of capital distributions, the calculation is an estimate and the return of capital portion of the distribution yield will be finalized at the end of the tax year, and that for tax purposes, a return of capital would have the effect of decreasing the cost basis of the shareholder’s investment.

Risks Associated with Writing Call Options on Securities

Comment 5:     Page 14 states, “Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.” Please also disclose in this section the reinvestment risk associated with the option strategy.

Response 5:     In response to the Staff’s comment, in Pre-Effective Amendment No. 1, the following sentence has been added immediately following the referenced sentence in all places in which the disclosure appears:

If the Fund is required to sell such portfolio securities and reinvest the proceeds in securities paying interest rates that are below the Fund’s current earnings, income from the Fund’s portfolio may decline.

Primary Investment Policies

Comment 6:     Please consider condensing the second paragraph into the first paragraph.

Response 6:     In response to the Staff’s comment, in Pre-Effective Amendment No. 1, those paragraphs were combined into a single paragraph.

Investment Advisory Agreement

Comment 7:     The Adviser will receive an annual fee based on the Fund’s Managed Assets. The prospectus states, “For these purposes, “Managed Assets” means the total assets of the Fund

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(including assets attributable to any form of investment leverage that the Fund may in the future determine to utilize) minus the sum of accrued liabilities (other than debt representing financial leverage).” Please insert “recorded” before “assets attributable to any form of investment leverage.” In addition, please further clarify the types of debt that may be included in managed assets. For example, would reverse repurchase agreements be deemed such debt? As you know, Section 15 of the Investment Company Act of 1940 provides that the management contract must precisely describe all compensation to be paid. As the advisory fee is based on “debt representing financial leverage”, the prospectus and advisory contract should specifically define, list and describe the types of instruments that may constitute such “debt”.

Response 7:     In response to the Staff’s comment, in Pre-Effective Amendment No. 1, the word “recorded” will be added as requested. In regard to the advisory fee calculation methodology, the Fund has adopted an approach that is substantially similar to that used by many if not most other closed-end funds that may use investment leverage. The Fund plans only to categorize traditional forms of leverage as managed assets, such as the issuance of preferred shares or borrowings under a credit facility, and will not consider reverse repurchase agreements to be managed assets. The disclosure has been revised as follows:

Pursuant to an investment advisory agreement between the Adviser and the Fund, the Adviser will receive an annual fee in a maximum amount equal to 0.85% of the average daily value of the Fund’s total Managed Assets (the “Management Fee”). For these purposes, “Managed Assets” means the total assets of the Fund (including recorded assets attributable to any preferred shares and/or borrowings from a credit facility that may be outstanding), minus the sum of accrued liabilities (other than debt representing preferred shares and/or borrowings from a credit facility).

Statement of Additional Information (“SAI”)

Code of Ethics

Comment 8:     The SAI states, “As required by SEC rules, the Fund, its Adviser and Sub-Adviser has each adopted a code of ethics.” Please disclose whether the Fund’s principal underwriter has adopted a code of ethics. See Item 18.15 of Form N-2.

Response 8:     The Fund notes that as an exchange-listed closed-end management investment company, its common shares will trade on the secondary market after the initial public offering. As such the Fund will not have an on-going “principal underwriter” as that term is used in the 1940 Act. The lead underwriter for the purposes of the Fund’s initial public offering will complete its duties and functions with respect to the Fund pursuant to a purchase agreement upon the pricing and closing of the initial public offering (anticipated to be on or about January 26, 2010). Therefore there will be no “principal underwriter” that would be required to be covered by the Rule 17j-1 code of ethics and the Fund has made no disclosure changes.

Securities and Exchange Commission

Determination of Net Asset Value

Comment 9:     The SAI states, “A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.” Please further discuss the effects of fair value pricing. For example, fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Response 9:     In response to the Staff’s comment, in Pre-Effective Amendment No. 1, the following sentences were added:

Although the independent pricing service considers relevant factors, data and information available to it, there is a risk that such factors, data and information will be imperfect and may be based in part on the subjective judgment of the pricing service evaluating those factors and therefore such fair valuation may not be accurate. Therefore, it is possible that the fair valuation of a security may differ materially from the value that could be realized upon the sale of such a security.

General

Comment 10:     We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response 10:     The Fund understands this comment. All responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

Comment 11:     Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response 11:      At this time, the Fund does not expect to submit any exemptive application nor does the Fund intend to file a No-Action Letter request in connection with this offering.

Comment 12:     Response to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the Securities Act. Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position. Please note that comments we give in one section apply to other sections in the filing that contain the same or similar disclosure.

Response 12:     The Fund understands this comment and transmits electronically with this letter the Pre-Effective Amendment No. 1 to the Fund’s Registration Statement. Where no change was

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made in response to a comment, the Fund indicated this fact and stated the basis for its position in this letter.

Comment 13:     We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Fund and their management are in possession of all facts relating to the Fund’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, please furnish a letter acknowledging that:

1.     Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.     The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.     The Fund may not assert the Staff’s acceleration of effectiveness as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response 13:     The Fund understands this comment. The Fund is making every effort to provide the information investors require for an informed decision. Furthermore, the Fund understands that it is responsible for the accuracy and adequacy of such disclosures.

In connection with the Fund’s and the underwriter’s request for acceleration of effectiveness of the Registration Statement included in Pre-Effective Amendment No. [2], the Fund will acknowledge in such request that:

1.     Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.     The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.     The Fund may not assert the Staff’s acceleration of effectiveness as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Furthermore, the Fund is aware that the Division of Enforcement has access to all information provided to the Staff of the Division of Investment Management in connection with its review of and the Fund’s comments on this and other filings made with respect to the Registration Statement.